Leasing Activities	12 Months Ended
Dec. 31, 2012
Leases [Abstract]
Leasing Activities
(8)	LEASING ACTIVITIES

Lease Commitments

Pepco leases its consolidated control center, which is an integrated energy management center used by Pepco to centrally control the operation of its transmission and distribution systems. This lease is accounted for as a capital lease and was initially recorded at the present value of future lease payments, which totaled $152 million. The lease requires semi-annual payments of approximately $8 million over a 25-year period that began in December 1994, and provides for transfer of ownership of the system to Pepco for $1 at the end of the lease term. Under FASB guidance on regulated operations, the amortization of leased assets is modified so that the total interest expense charged on the obligation and amortization expense of the leased asset is equal to the rental expense allowed for rate-making purposes. The amortization expense is included within Depreciation and amortization in the consolidated statements of income. This lease is treated as an operating lease for rate-making purposes.

Capital lease assets recorded within Property, Plant and Equipment at December 31, 2012 and 2011, in millions of dollars, are comprised of the following:

	Original Cost	Accumulated Amortization	Net Book Value
At December 31, 2012
Transmission	$76	$37	$39
Distribution	76	37	39
General	3	3	—

Total	$155	$77	$78

At December 31, 2011
Transmission	$76	$33	$43
Distribution	76	33	43
General	3	3	—

Total	$155	$69	$86

The approximate annual commitments under all capital leases are $15 million for each year 2013 through 2017, and $32 million thereafter.

Rental expense for operating leases was $52 million, $46 million and $45 million for the years ended December 31, 2012, 2011 and 2010, respectively.

Total future minimum operating lease payments for Pepco Holdings as of December 31, 2012, are $43 million in 2013, $40 million in 2014, $38 million in 2015, $36 million in 2016, $35 million in 2017 and $369 million thereafter.